SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Parts and components	$ 18,453	$ 19,308
Less: reserve for obsolete inventories	(350)	(349)
Total Inventories	18,103	18,959
Balance at January 1,	349	111
Additions	11	231
Foreign exchange translation adjustment	(10)	7
Balance at December 31,	$ 350	$ 349